Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

9F Inc. (the “Company” or “9F”) was incorporated under the laws of the Cayman Islands on January 24, 2014. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are digital technology service providers aiming to empower institutional partners with advanced financial technologies as well as attract investors with investment opportunities. The Group provides technology empowerment services to institutional partners and wealth management services to individual customers and offers an e-commerce business through third-party e-commerce platforms. Pursuant to industry-wide policy requirements, the Group ceased its online lending information intermediary services in China in 2020.

Prior to the incorporation of the Company, the Group operated its business in China through Jiufu Shuke Technology Group Co, Ltd (“Jiufu Shuke”), formerly known as Jiufu Jinke Holding Group Co, Ltd., as a limited liability company owned by the original shareholders (the “Founders”), Zhenxiang Zhong, Guangwu Gao, and Yifan Ren. On August 25, 2014, Jiufu Shuke became the Group’s consolidated VIEs through the contractual arrangements described below in “Basis of consolidation” in Note 2.